Provisions - Summary Of Changes In Provisions On Guarantees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	₩ 89,592		₩ 92,486		₩ 89,761
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	0		0		0
Transfer to expected credit loss for the entire period	0		0		0
Transfer to credit-impaired financial assets	0		0		0
Provisions used	(6,964)		(18,348)		(27,711)
Net provision (reversal) of unused amount	(10,701)		14,501		(4,352)
Others	2,939	[1]	953	[1]	34,788	[2]
Ending balance	74,866		89,592		92,486
Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	64,804		50,801		44,903
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	2,146		81		13,568
Transfer to expected credit loss for the entire period	(162)		(396)		(317)
Transfer to credit-impaired financial assets	(3)		(12)		(30)
Provisions used	(6,964)		(1,124)		(27,711)
Net provision (reversal) of unused amount	(9,929)		14,501		(14,400)
Others	2,938	[1]	953	[1]	34,788	[2]
Ending balance	52,830		64,804		50,801
Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	16,745		26,303		33,760
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	(2,144)		(60)		(13,568)
Transfer to expected credit loss for the entire period	193		1,639		532
Transfer to credit-impaired financial assets	(162)		(13)		(32)
Provisions used	0		(11,124)		0
Net provision (reversal) of unused amount	636		0		5,611
Others	1	[1]	0	[1]	0	[2]
Ending balance	15,269		16,745		26,303
Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	8,043		15,382		11,098
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	(2)		(21)		0
Transfer to expected credit loss for the entire period	(31)		(1,243)		(215)
Transfer to credit-impaired financial assets	165		25		62
Provisions used	0		(6,100)		0
Net provision (reversal) of unused amount	(1,408)		0		4,437
Others	0	[1]	0	[1]	0	[2]
Ending balance	₩ 6,767		₩ 8,043		₩ 15,382

[1]	Includes the impact from change of financial guarantee liability.
[2]	Others have occurred as a result of new financial guarantee contract valued at initial fair value.